Related party transactions - Schedule of major related parties and their relationships (Details) - Related Party	12 Months Ended
Dec. 31, 2025
Tencent Holdings Limited and its subsidiaries ("Tencent Group")
Related party transactions
Nature of company relationship with the group	Parent company of one of our ordinary shareholders
Shayu
Related party transactions
Nature of company relationship with the group	An investee of the Group
Equity method investees- talent agencies
Related party transactions
Nature of company relationship with the group	Talent agencies invested by the Group classified as EMI